Average Annual Total Returns - Transamerica BlackRock iShares Edge 40 VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica BlackRock iShares Edge 40 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica BlackRock iShares Edge 40 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica BlackRock iShares Edge 40 VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	9.65%	6.34%	5.21%	May 01, 2002	9.45%	6.11%	4.96%	May 01, 2003	10.08%	7.35%	5.94%	12.69%	[1]	8.55%	[1]	7.22%	[1]

[1]	The Transamerica BlackRock iShares Edge 40 VP Blended Benchmark consists of the following: 50% Bloomberg Barclays US Aggregate Bond Index; 23.5% MSCI USA Diversified Multi-Factor Index; 6.5% MSCI USA Minimum Volatility Index; 10% ICE BofAML US Corporate Index; 7.8% MSCI EAFE Minimum Volatility Index (Net); and 2.2% MSCI EM Minimum Volatility Index (Net). Prior to May 1, 2021, the Blended Benchmark consisted of the following: 30% MSCI USA Index; 10% MSCI All Country World Index ex-US; 50% Bloomberg Barclays US Aggregate Bond Index; and 10% ICE BofAML US Corporate Index.